PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 3 – PATENTS AND TRADEMARKS

During the years ended December 31, 2019 and 2018, the Company capitalized $43,815 and $38,505, respectively, for patent costs and trademarks. Amortization and impairment expense for patents and trademarks was $34,294 and $20,963 for the years ended December 31, 2019 and 2018, respectively.